FINANCIAL INSTRUMENTS - Analysis of Age of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables	$ 106,634	$ 90,122
Allowance for doubtful accounts	641	254
Gross carrying amount
Disclosure of financial assets [line items]
Trade receivables	107,275	90,376
Gross carrying amount | Current | Current
Disclosure of financial assets [line items]
Trade receivables	91,736	83,194
Gross carrying amount | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	14,898	6,928
Gross carrying amount | Past due accounts not impaired | 1 – 30 days past due
Disclosure of financial assets [line items]
Trade receivables	12,435	5,636
Gross carrying amount | Past due accounts not impaired | 31 – 60 days past due
Disclosure of financial assets [line items]
Trade receivables	1,652	947
Gross carrying amount | Past due accounts not impaired | 61 – 90 days past due
Disclosure of financial assets [line items]
Trade receivables	288	146
Gross carrying amount | Past due accounts not impaired | Over 90 days past due
Disclosure of financial assets [line items]
Trade receivables	$ 523	$ 199